Intangible Assets Other Than Goodwill - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Weighted average amortization periods of intangible assets
Within One Year	$ 2,770
Year Two	2,770
Year Three	2,770
Year Four	2,770
Year Five	2,770
Thereafter	43,434
Total	57,284	$ 60,008
Port terminal operating rights
Weighted average amortization periods of intangible assets
Within One Year	995
Year Two	995
Year Three	995
Year Four	995
Year Five	995
Thereafter	36,339
Total	41,314	42,263
Customer relationships
Weighted average amortization periods of intangible assets
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	7,095
Total	$ 15,970	$ 17,745